Restructuring - Schedule of Details of Movement in Restructuring Charges (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Restructuring Reserve [Roll Forward]
Opening provision	$ 12,525	$ 31,474
Charge during the period	30,980	75,386
Utilization	(20,308)	(94,335)
Closing provision	$ 23,197	$ 12,525